Victory Funds

Supplement dated August 5, 2019

to the Statement of Additional Information

dated November 1, 2018 (“SAI”), as supplemented

1.              The following hereby replaces the information for the Funds’ Independent Registered Public Accounting Firm in the table under the section titled “Ongoing Arrangements to Disclose Portfolio Holdings” on page 93 of the SAI:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Annual Reporting Period: within 15 business days of end of reporting period.

2.              The following hereby replaces the section titled “Independent Registered Public Accounting Firm” on page 113 of the SAI:

Independent Registered Public Accounting Firm

On August 29, 2018, the Board of Trustees appointed, upon recommendation of the Audit Committee, Cohen & Company, Ltd (“Cohen”) as the independent registered public accounting firm of the Trust for the fiscal year ending June 30, 2019. Cohen, located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for other Victory Funds and VictoryShares ETFs.

Ernst & Young, LLP (“EY”) resigned as the independent registered public accounting firm of the Trust on September 6, 2018, subsequent to notification from the Audit Committee on August 29, 2018. EY’s report on the financial statements of the Trust for the past five fiscal years did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s five most recent fiscal years and through September 6, 2018, there were no (1) disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to EY’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.